Investments - Changes in investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Balance at beginning of year	€ 6,184	€ 4,836	€ 3,251
Acquisitions (disposals) and capital increases (reductions)	(1,761)	1,893	(72)
Changes in the consolidation method (Note 3)	2,967	(582)	1,457
Effect of equity accounting	737	704	444
Dividends paid and reimbursements of share premium	(404)	(376)	(305)
Exchange differences and other changes	(101)	(291)	61
Balance at end of year	7,588	6,184	€ 4,836
Grupo Metrovacesa
Investment [Line Items]
Changes in the consolidation method (Note 3)	1,255
Wizink Bank, S.A.
Investment [Line Items]
Acquisitions (disposals) and capital increases (reductions)	(1,033)	1,017
Allianz Popular, S.L.
Investment [Line Items]
Acquisitions (disposals) and capital increases (reductions)		438
Effect of equity accounting	45	€ 15
Project Quasar Investments 2017, S.L. [Member]
Investment [Line Items]
Changes in the consolidation method (Note 3)	€ 1,701